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The Growth Fund of America, Inc.
One Market, Steuart Tower
Suite 1800
San Francisco, California  94105

Mailing address:
P.O. Box 7650
San Francisco, California 94120-7650
Phone (415) 421 9360



November 4, 2005




Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      The Growth Fund of America, Inc.
         File Nos. 2-14728 and 811-862

Ladies/Gentlemen:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on October 31, 2005 of Registrant's Post-Effective Amendment No. 79 under the Securities Act of 1933 and Amendment No. 38 under the Investment Company Act of 1940.

Sincerely,


/s/ Patrick F. Quan

Patrick F. Quan
Secretary

cc: Linda Stirling (Division of Investment Management)